Deposits from customers	12 Months Ended
Dec. 31, 2019
Deposits from customers [Abstract]
Deposits from customers

31.  Deposits from customers

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

Composition by nature

	R$ thousand
	On December 31
	2019	2018
Demand deposits	37,283,988	34,178,563
Savings deposits	114,177,799	111,170,912
Time deposits	214,765,753	195,398,721
Total	366,227,540	340,748,196